Mineral Properties	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Mineral Properties

NOTE 5 – MINERAL PROPERTIES

North Battle Mountain and Red Rock Mineral Prospects

Arttor Gold LLC has the rights to explore the North Battle Mountain Mineral Prospect located in Lander County, Nevada.

The North Battle Mountain Mineral Prospect is located in Lander County, Nevada, 18 kilometers north of the town of Battle Mountain in north central Nevada.  The property consists of 36 unpatented lode mining claims and encompasses approximately 700 acres.  The North Battle Mountain Mineral Prospect can be accessed from Battle Mountain by a paved county road for about 5.5 miles to the North Battle Mountain rail siding, and then by a graded gravel road from which an unimproved dirt road leads east to the north-central part of the property. In February 2012, Arttor Gold filed for an additional 36 unpatented lode mining claims with BLM located in the North Battle Mountain Mineral Prospect.

The Red Rock Mineral Prospect is located in Lander County, Nevada, 26 miles south of the town of Battle Mountain.  The property consists of five groups of unpatented lode mining claims, totaling 269 claims and encompassing approximately 5,600 acres.  The Red Rock Mineral Prospect can be accessed from Nevada State Highway 305, traveled south from Battle Mountain approximately 26 miles to the Carico Lake Valley/Red Rock Canyon turn-off, then east along an improved gravel road less than a mile to the western claim boundary.  Most of the property is accessible by secondary gravel and unimproved dirt roads. In August 2011, Arttor Gold was granted exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties which consist of an additional 24 unpatented mining claims under a mining lease agreement with Centerra (US) Inc. In June 2011, Arttor Gold filed for an additional 67 unpatented lode mining claims with BLM located northwest of the Red Rock Mineral Prospect.

The North Battle Mountain and Red Rock Mineral Prospects consist of a total of 432 unpatented lode mining claims.

The exploration rights to most of these properties are held through two amended and restated mining leases dated July 15, 2011 (the “Leger Leases”) between Arttor Gold LLC and Art Leger, Pershing Gold's former geologist and Arttor Gold's former Director of Field Operations, who located the mining claims in 2004, and an additional mining lease dated August 22, 2011 (the “Centerra Lease”) between Arttor Gold LLC and Centerra (US) Inc. (see Note 6).  The Leger Leases grant us the exclusive right to explore, mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten years, and may be renewed in ten year increments.  The terms of the Leger Leases may not exceed 99 years.

The North Battle Mountain and Red Rock Mineral Prospects properties do not currently have any reserves and all activities undertaken and currently proposed are exploratory in nature.